Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (793,699)	$ (1,263,601)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	38,690	12,804
Allowance for CECL - trade receivable, net	(139,370)	162,413
(Gain) loss on foreign currency transactions	(1,927)	(26,992)
Loss (gain) on sale of asset	13	(13,934)
Non cash interest expense (income)	7,900	14
Changes in deferred tax assets	11,071
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	822,240	712,438
Decrease (increase) in other receivables	2,551	5,698
Decrease (increase) in prepaid expense	(19,239)	92,828
(Decrease) increase in accounts payable and accrued expenses	(175,556)	(511,624)
(Decrease) increase in VAT and other tax payable	(24,795)	(100,955)
(Decrease) increase in deferred income	7,124	548
Net Cash Used in Operating Activities	(264,997)	(930,363)
Cash Flows from Investing Activities:
Purchase of fixture, furniture and equipment	(45,061)
Proceeds from disposal of assets	1,414	31,037
Purchase deposit paid		(194,791)
Loan repayment received	2,886	771
Net Cash Used in Investing Activities	(40,761)	(162,983)
Cash Flows from Financing Activities:
(Repayment to) proceeds from short term loans	(371,028)	381,233
Net Cash (Used in) Provided by Financing Activities	(371,028)	381,233
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	5,208	(2,354)
Net decrease in cash, cash equivalents and restricted cash	(671,578)	(714,467)
Cash, cash equivalents, and restricted cash - beginning of the period	1,433,158
Cash, cash equivalents, and restricted cash - end of the period	761,580	5,029,611
Cash and cash equivalents	757,047	4,516,882
Restricted foreign currency	4,533	512,729
Total cash, cash equivalents, and restricted cash	761,580	5,029,611
Cash paid for:
Interest	$ 1,108	$ 2,306